LEASES (Details 3)	9 Months Ended
Sep. 30, 2020 USD ($)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$ (29,588)
Remaining lease term - operating lease	17 months
Discount rate - operating lease	10.00%